INCOME TAXES (Components of total net deferred tax assets (liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 23,583	$ 20,097
Deferred tax liabilities	(10,574)	(12,190)
Net deferred tax assets (liabilities)	$ 13,009	$ 7,907